Note 12 - Income Taxes (Details) - Income Tax Expenses In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Income Tax Expenses [Abstract]
Current tax expense		29,436	56,467	100,461
Deferred tax income		(2,278)	(6,094)	(16,431)
Income tax expense	$ 4,486	27,158	50,373	84,030